Trade and other payables (Details) - GBP (£)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Trade and other payables
Trade payables	£ 290,239,000	£ 192,863,000	£ 205,528,000
Other payables	13,420,000	18,982,000	20,259,000
Accrued expenses	66,079,000	89,016,000	69,384,000
Social security and other taxes	18,529,000	22,073,000	14,728,000
Total trade and other payables	388,267,000	322,934,000	309,899,000
Less: non-current portion
Trade payables	159,719,000	101,301,000	101,221,000
Other payables	776,000	1,046,000	1,332,000
Non-current trade and other payables	160,495,000	102,347,000	102,553,000
Current trade and other payables	227,772,000	220,587,000	207,346,000
Transfer fees and other associated costs	280,370,000	181,545,000	188,765,000
Gross contractual trade payables pre discounting	307,913,000	196,396,000	210,747,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	159,719,000	101,301,000	101,221,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	79,385,000	54,732,000	54,120,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	79,855,000	46,569,000	47,101,000
Later than 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 479,000	£ 0	£ 0